MEG Energy Corp. Acquisition - Summary of Consideration (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Nov. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Identifiable Assets Acquired and Liabilities Assumed
Goodwill	$ 2,912		$ 2,923	$ 2,923
MEG Energy Corp
Disclosure of detailed information about business combination [line items]
Cash		$ 3,441
Common Shares		3,667
Stock-Based Compensation		32
Total Purchase Consideration		7,140
Fair Value of Pre-Existing Ownership Interest		775
Total Consideration		7,915
Identifiable Assets Acquired and Liabilities Assumed
Cash		36
Accounts Receivable and Accrued Revenues		571
Income Tax Receivable		13
Inventories		499
Exploration and Evaluation Assets		174
Property, Plant and Equipment		9,709
Right-of-Use Assets		301
Other Assets		13
Accounts Payable and Accrued Liabilities		(444)
Income Tax Payable		(3)
Long-Term Debt		(843)
Lease Liabilities		(366)
Decommissioning Liabilities		(184)
Other Liabilities		(27)
Deferred Income Tax Liabilities, Net		(1,534)
Total Identifiable Net Assets		7,915
Goodwill		$ 0